Dividends	12 Months Ended
Sep. 30, 2021
Other Liabilities Disclosure [Abstract]
Dividends

Note 19 — Dividends
The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2021, 2020 and 2019:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date

August 4, 2021	$0.36	September 30, 2021	$44,956	October 29, 2021
May 12, 2021	$0.36	June 30, 2021	$45,580	July 23, 2021
February 2, 2021	$0.36	March 31, 2021	$45,958	April 23, 2021
November 10, 2020	$0.3275	December 31, 2020	$42,850	January 22, 2021
August 5, 2020	$0.3275	September 30, 2020	$43,084	October 23, 2020
May 7, 2020	$0.3275	June 30, 2020	$43,568	July 24, 2020
February 4, 2020	$0.3275	March 31, 2020	$43,723	April 24, 2020
November 12, 2019	$0.285	December 31, 2019	$38,357	January 24, 2020
August 7, 2019	$0.285	September 30, 2019	$38,413	October 25, 2019
May 14, 2019	$0.285	June 28, 2019	$38,730	July 19, 2019
February 5, 2019	$0.285	March 29, 2019	$39,084	April 19, 2019
November 8, 2018	$0.250	December 31, 2018	$34,755	January 18, 2019

The amounts payable as a result of the August 4, 2021, August 5, 2020 and August 7, 2019 declarations were included in accrued expenses and other current liabilities as of September 30, 2021, 2020 and 2019, respectively.
On November 2, 2021, the Company’s Board of Directors approved quarterly dividend payment of $0.36 per share, and set December 31, 2021 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 28, 2022.
On November 2, 2021, the Company’s Board of Directors also approved, subject to shareholder approval at the January 2022 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.395 per share, anticipated to be paid in April 2022.